Notes Payable and Senior Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Payable and Senior Notes

Note 10—Senior Subordinated Secured Notes and Secured Indebtedness

Notes payable consist of the following (in thousands):

	September 30, 2012	December 31, 2011
Notes payable:
Notes payable	$10,961	$74,009

Senior Notes:
Senior Secured Term Loan due January 31, 2015	235,000	206,000
Senior Subordinated Secured Notes due February 15, 2017	75,916	—
7 5/8% Senior Notes due December 15, 2012	—	66,704
10 3/4% Senior Notes due April 1, 2013	—	138,912
7 1/2% Senior Notes due February 15, 2014	—	77,867

Total Senior Notes	310,916	489,483

Total notes payable and Senior Notes	$321,877	$563,492

Amended Senior Secured Term Loan

As of September 30, 2012, California Lyon was a party to that certain Amended and Restated Senior Secured Term Loan Agreement (the “Amended Term Loan Agreement”), dated February 25, 2012, with ColFin WLH Funding, LLC, as administrative agent and as a lender, and the other lenders party thereto. The Senior Secured Term Loan was renegotiated into the terms below in conjunction with the Plan of Reorganization as discussed in Notes 2, 3, and 4. See Note 17, Subsequent Events, for further discussion regarding the Company’s November 2012 debt refinancing activities, which include prepayment of all amounts due and outstanding under the Amended Term Loan Agreement.

The Amended Term Loan Agreement provided for a first lien secured term loan of $235.0 million, secured by substantially all of the assets of California Lyon, Parent (excluding stock in California Lyon) and certain wholly-owned subsidiaries of Parent. The Amended Term Loan was guaranteed by Parent and certain wholly-owned subsidiaries of Parent.

The Amended Term Loan bore interest at a rate of 10.25% per annum. Based on the outstanding balance of the Amended Term Loan on September 30, 2012, interest payments were $ 24.1 million annually. The Amended Term Loan was scheduled to mature on January 31, 2015. In addition, there was no pre-payment penalty associated with the Amended Term Loan.

The Amended Term Loan Agreement restricted the ability of California Lyon to permit the indebtedness outstanding under the Amended Term Loan Agreement to exceed the borrowing base, with “borrowing base” being calculated as 67.5% (which percentage will be adjusted down to (x) 65% from the first year anniversary of the Amended Term Loan Agreement to the second anniversary of the Amended Term Loan Agreement and (y) 60% from and after the second year anniversary of the Amended Term Loan Agreement) of the sum of (i) unrestricted cash, (ii) escrow receivables and (iii) eligible real property collateral valuation, each as defined in the Amended Term Loan Agreement. The Amended Term Loan Agreement also contained covenants that, subject to certain exceptions, limited the ability of California Lyon, Parent and their respective subsidiaries to, among other things: (i) incur liens; (ii) incur additional indebtedness; (iii) transfer or dispose of assets; (iv) merge, consolidate or alter their line of business; (v) guarantee obligations; (vi) engage in affiliated party transactions; (vii) declare or pay dividends or make other distributions or repurchase stock; (viii) make advances, loans or investments; (ix) repay debt (including under the indenture governing the Notes); and (x) make expenditures outside of the Company’s primary business.

The Amended Term Loan Agreement contained customary events of default, including, without limitation, and subject to certain grace periods as set forth therein, failure to pay when due amounts under the Amended Term Loan Agreement; failure to comply with certain agreements or covenants contained in the Amended Term Loan Agreement or other loan documents related to the Amended Term Loan Agreement; default in respect of other indebtedness with an aggregate principal amount of more than $10.0 million; certain insolvency and bankruptcy events; and the occurrence of certain change of control transactions.

The Company’s covenant compliance for the Amended Term Loan at September 30, 2012 is detailed in the table set forth below:

	Actual at September 30, 2012	Covenant Requirement at September 30, 2012
Ratio of Term Loan to Borrowing Base	54.0%	≤ 67.5%

As of September 30, 2012, the Company was not in default with the covenants under the Amended Term Loan.

Senior Secured Term Loan

Prior to the Plan of Reorganization, as discussed in Notes 2, 3, and 4, William Lyon Homes, Inc., a California corporation and wholly-owned subsidiary of the Company (“California Lyon”) was a party to a certain Senior Secured Term Loan Agreement (the “Term Loan Agreement”), dated October 20, 2009, with ColFin WLH Funding, LLC, as Administrative Agent (“Admin Agent”), ColFin WLH Funding, LLC, as Initial Lender and Lead Arranger (“ColFin”) and the other Lenders who may become assignees of ColFin (collectively, with ColFin, the “Lenders”). As of December 31, 2011, the Term Loan outstanding balance was $206.0 million.

The Term Loan had interest at a rate of 14.0% and was scheduled to mature on October 20, 2014. However, California Lyon had also agreed that, upon any repayment of any portion of the principal amount under the Term Loan (whether or not at maturity), California Lyon would also pay an exit fee equal to the difference (if positive) between (x) the interest that would have been accrued and been then payable on the repaid portion if the interest rate under the Term Loan Agreement were 15.625% and (y) the internal rate of return realized by the Lenders on such repaid portion, taking into account all cash amounts actually received by the Lenders with respect thereto, including the loan fee and interest payments, other than any make whole payments described below.

Upon any prepayment of any portion of the Term Loan prior to its scheduled maturity (other than any prepayment required in connection with a payment of all or any portion of the outstanding principal balance of any of the Indentures), the Term Loan Agreement provided that California Lyon make a “make whole payment” equal to an amount, if positive, of the present value of all future payments of interest which would become due with respect to such prepaid amount from the date of prepayment thereof through and including the maturity date, discounted at a rate of 14%.

The Term Loan Agreement contained customary events of default, including, without limitation, failure to pay when due amounts in respect of the loan or otherwise under the Term Loan Agreement; failure to comply with certain agreements or covenants contained in the Term Loan Agreement for a period of 10 days (or, in some cases, 30 days) after the administrative agent’s notice of such non-compliance; acceleration of more than $10.0 million of certain other indebtedness; and certain insolvency and bankruptcy events.

Under the Term Loan, the Company was required to comply with a number of covenants, the most restrictive of which required the Company to maintain:

•	A tangible net worth, as defined, of at least $75.0 million;

•

A minimum borrowing base such that the indebtedness under the Term Loan does not exceed 60% of the Borrowing Base, with the “Borrowing Base” being calculated as (1) the discounted cash flows of each project securing the loan (collateral value), plus (2) restricted cash and (3) escrow proceeds receivable, as defined;

•

Total secured indebtedness (including the indebtedness under the Term Loan and under all other Construction Notes payable) less than or equal to the Maximum Permitted Secured Indebtedness under the Term Loan Agreement; and

•	An excluded asset test ratio.

As of December 31, 2010, the Company’s Tangible Net Worth was $13.0 million, after recording non-cash impairment charges of $111.9 million during the year ended December 31, 2010. In order to avoid breaching these covenants and obligations, and thereby causing defaults and cross-defaults, the Company completed a series of transactions to provide for financial covenant relief. The Company obtained Waiver No. 1 on April 20, 2011, from the lender of the Term Loan, which waived the Lender’s rights to enforce their remedies for breach of the tangible net worth covenant until July 19, 2011. On July 18, 2011, prior to Waiver No. 1 expiring, the Company then obtained a similar waiver by entering the Waiver No. 2, which terminated September 16, 2011. The Company then obtained a similar waiver, the Waiver No. 3 on September 15, 2011. Such waiver was extended pursuant to the Amendment to Waiver No. 3 on October 7, 2011 and finally terminated on October 27, 2011.

Based on the factors discussed above, the Company was in technical default of the term loan as of December 31, 2011, due to (a) expiration of the tangible net worth covenant waiver on October 27, 2011 and (b) a cross default under the senior notes indentures, as described below.

Senior Subordinated Secured Notes

The outstanding principal amount of the notes is $75.9 million as of September 30, 2012, and matures in February 2017. The Notes are senior subordinated secured obligations of California Lyon and are unconditionally guaranteed on a senior subordinated secured basis by Parent and by certain of Parent’s existing and future restricted subsidiaries. The Notes and the guarantees rank senior to all of California Lyon’s and the guarantors’ debt that is expressly subordinated to the Notes and the guarantees, but are subordinated to all of the Company’s and the guarantors’ indebtedness under the Amended Term Loan Agreement, and effectively subordinated to any future secured indebtedness of California Lyon and the guarantors that is secured on a first-lien basis, to the extent of the value of the assets securing that indebtedness. See Note 17, Subsequent Events, for further discussion regarding the Company’s November 2012 debt refinancing activities, which include a tender offer for, and the ultimate redemption of, any and all outstanding Notes by December 10, 2012.

The Notes bear interest at an annual rate of 12%. Cash interest of 8% on the outstanding principal amount of the Notes, or $6 million per year, is due in semi-annual installments in arrears on June 15 and December 15 of each year. The remaining interest of 4% on the outstanding principal amount of the Notes is payable in kind semi-annually in arrears, which, at September 30, 2012, was $0.9 million and was added to the principal amount of the notes on the accompanying balance sheet for a total of $75.9 million. Additionally, as of September 30, 2012, $2.7 million of accrued interest is included in accrued liabilities on the accompanying balance sheet. The Notes are redeemable at the option of California Lyon at any time, in whole or in part, at a redemption price equal to 100% of the principal amount redeemed, plus accrued and unpaid interest, if any. All guarantees of the Notes are full and unconditional and all guarantees are joint and several. There are no significant restrictions under the indenture governing the Notes, on the ability of the Company or any guarantor to obtain funds from subsidiaries by dividend or loan.

The indenture contains covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur certain additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries (other than California Lyon) to pay dividends; (vii) enter into transactions with affiliates; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Indenture. In addition, there is no pre-payment penalty associated with the Notes.

Senior Notes

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

7 5/8% Senior Notes

On November 22, 2004, California Lyon issued $150.0 million principal amount of the 7  5/8% Senior Notes. Of the initial $150.0 million, $66.7 million in aggregate principal amount remained outstanding as of December 31, 2011.

10 3/4% Senior Notes

On March 17, 2003, California Lyon issued $250.0 million of the 10 3/4% Senior Notes at a price of 98.493% to the public, resulting in net proceeds to the Company of approximately $246.2 million. The redemption price reflected a discount to yield 11% under the effective interest method, and the notes have been reflected net of the unamortized discount in the consolidated balance sheet. Of the initial $250.0 million, $138.9 million aggregate principal amount remained outstanding as of December 31, 2011.

10 3/4% Senior Notes Indenture Interest Payment Default

On October 31, 2011, California Lyon did not make the scheduled interest payment on the 10 3/4% Senior Notes within the 30-day grace period specified in the 10  3/4% Senior Notes Indenture, resulting in an event of default under the 10 3/4% Senior Notes Indenture, and a cross-default under the Term Loan Agreement. In the event that Holders of the 10 3/4% Senior Notes exercised their right to accelerate the 10 3/4% Senior Notes, a cross-default under the other prepetition indentures would have resulted. Since the Company was in negotiations with certain holders of the Senior Notes to reorganize and restructure the debt of the Company, the holders did not exercise their right to accelerate the 10 3/4% Senior Notes.

7 1/2% Senior Notes

On February 6, 2004, California Lyon issued $150.0 million principal amount of the 7 1/2% Senior Notes, resulting in net proceeds to the Company of approximately $147.6 million. Of the initial $150.0 million, $77.9 million aggregate principal amount remained outstanding as of December 31, 2011.

General Terms of the Senior Notes

The Senior Notes were senior unsecured obligations of California Lyon and were unconditionally guaranteed on a senior unsecured basis by the Company, and by all of the Company’s existing and certain of its future restricted subsidiaries. The Senior Notes and the guarantees ranked senior to all of the Company’s and the guarantors’ debt that was expressly subordinated to the Senior Notes and the guarantees, but were effectively subordinated to all of the Company’s and the guarantors’ senior secured indebtedness to the extent of the value of the assets securing that indebtedness.

The Senior Notes Indentures contained covenants that limited the ability of the Company and its restricted subsidiaries to, among other things: (i) incur additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries (other than California Lyon) to pay dividends; (vii) enter into transactions with affiliates; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants were subject to a number of important exceptions and qualifications as described in the Senior Notes Indentures.

In conjunction with and upon consummation of the Plan, the Company issued 44,793,255 shares of the Company’s new Class A Common Stock, $0.01 par value per share, and California Lyon issued $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, in exchange for the outstanding principal due on the outstanding 7 5/8% Senior Notes due 2012, 10 1/4% Senior Notes due 2013 and 7 1/2% Senior Notes due 2014.

Notes Payable

Construction Notes Payable

At December 31, 2011, the Company had two construction notes payable totaling $16.0 million. One of the notes totaling $9.0 million matured in January 2012, with interest at rates based on either LIBOR or prime with an interest rate floor of 6.5%. However, in conjunction with the Plan, the construction note payable was renegotiated to mature January 2013 with an option to extend for one year to December 2013. Interest on the note is paid monthly at a rate based on LIBOR or prime, with a floor of 5.5%, and the principal is repaid ratably in quarterly installments, beginning March 31, 2012 and continuing through maturity. As of September 30, 2012, the outstanding principal balance was $5.6 million.

The other construction note had a remaining balance at December 31, 2011 of $7.0 million, and was not renegotiated in conjunction with the Plan. The note will mature in May 2015. The loan requires monthly interest payments at a fixed rate of 10.0%, with quarterly principal payments of $500,000. As of September 30, 2012, the outstanding principal balance was $5.3 million. See Note 17, Subsequent Events, for further discussion regarding the Company’s November 2012 debt refinancing activities, which include payment in full of the amounts outstanding under these two construction notes payable.

In September 2012, the Company entered into two additional construction notes payable agreements. The first agreement has total availability under the facility of $19.0 million, to be drawn for land development and construction on one of its wholly-owned projects. The loan matures in September 2015 and bears interest at the Prime Rate + 1.0%, with a rate floor of 5.0%. At September 30, 2012, there were no outstanding borrowings under this facility and as of February 6, 2013, the Company had borrowed $8.8 million under this facility. The loan will be repaid with proceeds from home closings of the project. The second agreement has total availability under the facility of $17.0 million, to be drawn for land development and construction on one of its joint venture projects, which is consolidated in accordance with ASC 810 (See Note 5 for further discussion). The loan matures in March 2015 and bears interest at Prime + 1%, with a rate floor of 5.0%. At September 30, 2012, there were no outstanding borrowings under this facility and as of February 6, 2013, the Company had borrowed $6.2 million under this facility. The loan will be repaid with proceeds from home closings of the project.

Land Acquisition Note Payable

In October 2011, the Company secured an acquisition note payable in conjunction with the acquisition of a parcel of land in Northern California. The acquisition price of the land was $56.0 million, and the loan was for $55.0 million. The note was scheduled to mature in October 2012, and carried an interest rate of 1.5% per month, which was paid monthly on the loan. As part of the Company’s adoption of ASC 852, Reorganizations, the loan was valued at $56.3 million as of February 24, 2012, the confirmation date of the plan. In May 2012, the Company sold the parcel of land and repaid the note in full recognizing a gain on extinguishment of debt of $1.0 million, net of amortization expense of $0.3 million. The gain on extinguishment of debt is included in other income, net in the condensed consolidated statements of operations for the period from February 25, 2012 through September 30, 2012.

Seller Financing

At December 31, 2011, the Company had $3.0 million of notes payable outstanding related to a land acquisition for which seller financing was provided. The note bore interest at 7% and matured in March 2012. In March 2012, the seller note was paid in full.

GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following condensed consolidating financial information includes:

(1) Condensed consolidating balance sheets as of September 30, 2012 and December 31, 2011; condensed consolidating statements of operations for the three months ended September 30, 2012 and 2011, the period from February 25, 2012 through September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011; and condensed consolidating statements of cash flows for the period from February 25, 2012 through September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011, of (a) William Lyon Homes, as the parent, or “Delaware Lyon”, (b) William Lyon Homes, Inc., as the subsidiary issuer, or “California Lyon”, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) William Lyon Homes, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate William Lyon Homes, as the parent, with William Lyon Homes, Inc. and its guarantor and non-guarantor subsidiaries.

William Lyon Homes owns 100% of all of its guarantor subsidiaries and all guarantees are full and unconditional, joint and several. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries as of September 30, 2012.

CONDENSED CONSOLIDATING BALANCE SHEET

(Unaudited)

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$71,619	$56	$2,770	$—	$74,445
Restricted cash	—	887	—	—	—	887
Receivables	—	9,155	298	3,856	—	13,309
Real estate inventories
Owned	—	298,128	—	71,018	—	369,146
Not owned	—	44,908	—	—	—	44,908
Deferred loan costs	—	1,992	—	—	—	1,992
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,436	—	—	—	4,436
Other assets	—	5,779	128	318	—	6,225
Investments in subsidiaries	45,206	(61,904)	—	—	16,698	—
Intercompany receivables	—	—	206,220	18,897	(225,117)	—

Total assets	$45,206	$389,209	$206,702	$96,859	$(208,419)	$529,557

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$10,502	$89	$896	$—	$11,487
Accrued expenses	—	36,596	224	404	—	37,224
Liabilities from inventories not owned	—	44,908	—	—	—	44,908
Notes payable	—	(163)	—	11,124	—	10,961
Senior Secured Term Loan	—	235,000	—	—	—	235,000
Senior Subordinated Secured Notes	—	75,916	—	—	—	75,916
Intercompany payables	—	90,564	—	134,553	(225,117)	—

Total liabilities	—	493,323	313	146,977	(225,117)	415,496
Redeemable convertible preferred stock		57,069				57,069
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	45,206	(161,183)	206,389	(61,904)	16,698	45,206
Noncontrolling interest	—	—	—	11,786	—	11,786

Total liabilities and equity (deficit)	$45,206	$389,209	$206,702	$96,859	$(208,419)	$529,557

CONDENSED CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs	—	8,810	—	—	—	8,810
Other assets	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821
(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Sales	$—	$68,008	$10,629	$7,305	$—	$85,942
Construction services	—	7,045	—	—	—	7,045
Management fees	—	278	—	—	(278)	—

	—	75,331	10,629	7,305	(278)	92,987

Operating costs
Cost of sales	—	(57,050)	(8,912)	(5,111)	278	(70,795)
Construction services	—	(6,410)	—	—	—	(6,410)
Sales and marketing	—	(3,219)	(643)	(310)	—	(4,172)
General and administrative	—	(7,008)	(70)	(2)	—	(7,080)
Other	—	(588)	—	(357)	—	(945)

	—	(74,275)	(9,625)	(5,780)	278	(89,402)

(Loss) income from subsidiaries	(752)	1,158	—	—	(406)	—

Operating (loss) income	(752)	2,214	1,004	1,525	(406)	3,585
Interest expense, net of amounts capitalized	—	(2,350)	—	(141)	—	(2,491)
Other income (expense), net	—	160	(53)	(12)	—	95

(Loss) income before reorganization items and provision for income taxes	(752)	24	951	1,372	(406)	1,189
Reorganization items	—	(712)	—	—	—	(712)

(Loss) income before provision for income taxes	(752)	(688)	951	1,372	(406)	477
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(752)	(699)	951	1,372	(406)	466
Less: Net income attributable to noncontrolling interest	—	—	—	(1,218)	—	(1,218)

Net (loss) income attributable to William Lyon Homes	(752)	(699)	951	154	(406)	(752)
Preferred stock dividends	(755)	—	—	—	—	(755)

Net (loss) income available to common stockholders	$(1,507)	$(699)	$951	$154	$(406)	$(1,507)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$49,199	$3,472	$1,032	$—	$53,703
Construction services	—	6,027	—	—	—	6,027
Management fees	—	48	—	—	(48)	—

	—	55,274	3,472	1,032	(48)	59,730

Operating costs
Cost of sales—homes	—	(42,577)	(3,195)	(921)	48	(46,645)
Impairment loss of real estate assets		(24,896)				(24,896)
Construction services	—	(5,611)	—	—	—	(5,611)
Sales and marketing	—	(3,704)	(257)	(226)	—	(4,187)
General and administrative	—	(4,662)	(103)	—	—	(4,765)
Other	—	(499)	—	(366)	—	(865)

	—	(81,949)	(3,555)	(1,513)	48	(86,969)

Equity in income of unconsolidated joint ventures	—	(71)	—	—	—	(71)
(Loss) income from subsidiaries	(39,634)	(707)	—	—	40,341	—

Operating (loss) income	(39,634)	(27,453)	(83)	(481)	40,341	(27,310)
Interest expense, net of amounts capitalized	—	(7,814)	—	(192)	—	(8,006)
Other income (expense), net	—	494	(35)	(17)	—	442

(Loss) income before reorganization items and provision for income taxes	(39,634)	(34,773)	(118)	(690)	40,341	(34,874)
Reorganization items	—	(4,826)	—	—	—	(4,826)

(Loss) income before provision for income taxes	(39,634)	(39,599)	(118)	(690)	40,341	(39,700)
Provision for income taxes	—	—	—	—	—	—

Net (loss) income	(39,634)	(39,599)	(118)	(690)	40,341	(39,700)
Less: Net loss attributable to noncontrolling interest	—	—	—	66	—	66

Net (loss) income attributable to William Lyon Homes	$(39,634)	$(39,599)	$(118)	$(624)	$40,341	$(39,634)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Sales	$—	$111,159	$32,105	$102,838	$—	$246,102
Construction services	—	16,473	—	—	—	16,473
Management fees	—	534	—	—	(534)	—

	—	128,166	32,105	102,838	(534)	262,575

Operating costs
Cost of sales	—	(94,003)	(27,737)	(93,924)	534	(215,130)
Construction services	—	(15,061)	—	—	—	(15,061)
Sales and marketing	—	(6,493)	(1,679)	(663)	—	(8,835)
General and administrative	—	(18,767)	(186)	(6)	—	(18,959)
Other	—	(1,713)	(2)	(687)	—	(2,402)

	—	(136,037)	(29,604)	(95,280)	534	(260,387)

(Loss) income from subsidiaries	(7,611)	8,620	—	—	(1,009)	—

Operating (loss) income	(7,611)	749	2,501	7,558	(1,009)	2,188
Interest expense, net of amounts capitalized	—	(6,970)	—	(357)	—	(7,327)
Other income, net	—	562	(45)	954	—	1,471

(Loss) income before reorganization items and provision for income taxes	(7,611)	(5,659)	2,456	8,155	(1,009)	(3,668)
Reorganization items	—	(1,895)	1	—	—	(1,894)

(Loss) income before provision for income taxes	(7,611)	(7,554)	2,457	8,155	(1,009)	(5,562)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(7,611)	(7,565)	2,457	8,155	(1,009)	(5,573)
Less: Net income attributable to noncontrolling interest	—	—	—	(2,038)	—	(2,038)

Net (loss) income attributable to William Lyon Homes	(7,611)	(7,565)	2,457	6,117	(1,009)	(7,611)
Preferred stock dividends	(1,798)	—	—	—	—	(1,798)

Net (loss) income available to common stockholders	$(9,409)	$(7,565)	$2,457	$6,117	$(1,009)	$(9,409)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales—homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)

Income (loss) from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Income (loss) before provision for income taxes	228,383	228,408	154	11,471	(239,919)	228,497
Provision for income taxes	—	—	—	—	—	—

Net income (loss)	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income (loss) attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Nine Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$132,111	$11,307	$4,654	$—	$148,072
Construction services	—	13,579	—	—	—	13,579
Management fees	—	213	—	—	(213)	—

	—	145,903	11,307	4,654	(213)	161,651

Operating costs
Cost of sales—homes	—	(115,403)	(10,452)	(4,009)	213	(129,651)
Impairment loss of real estate assets	—	(24,896)	—	—	—	(24,896)
Construction services	—	(12,438)	—	—	—	(12,438)
Sales and marketing	—	(11,701)	(867)	(715)	—	(13,283)
General and administrative	—	(16,431)	(255)	(1)	—	(16,687)
Other	—	(1,313)	—	(753)	—	(2,066)

	—	(182,182)	(11,574)	(5,478)	213	(199,021)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
(Loss) income from subsidiaries	(62,030)	(1,900)	—	—	63,930	—

Operating (loss) income	(62,030)	(34,574)	(267)	(824)	63,930	(33,765)
Interest expense, net of amounts capitalized	—	(17,270)	—	(711)	—	(17,981)
Other income (expense), net	—	850	(124)	(40)	—	686

(Loss) income before reorganization items and provision for income taxes	(62,030)	(50,994)	(391)	(1,575)	63,930	(51,060)
Reorganization items	—	(10,902)	—	—	—	(10,902)

(Loss) income before provision for income taxes	(62,030)	(61,896)	(391)	(1,575)	63,930	(61,962)
Provision for income taxes	—	(10)	—	—	—	(10)

Net (loss) income	(62,030)	(61,906)	(391)	(1,575)	63,930	(61,972)
Less: Net income attributable to noncontrolling interest	—	—	—	(58)	—	(58)

Net (loss) income attributable to William Lyon Homes	$(62,030)	$(61,906)	$(391)	$(1,633)	$63,930	$(62,030)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net (loss) income	$(7,611)	$(7,565)	$2,457	$8,155	$(1,009)	$(5,573)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	5,627	13	—	—	5,640
Gain on extinguishment of debt	—	—	—	(975)	—	(975)
Equity in loss of subsidiaries	7,611	(8,620)	—	—	1,009	—
Net changes in operating assets and liabilities:
Restricted cash	—	(35)	—	—	—	(35)
Receivables	—	(1,176)	4	(342)	—	(1,514)
Real estate inventories— owned	—	(12,546)	—	62,363	—	49,817
Real estate inventories—not owned	—	1,250	—	—	—	1,250
Other assets	—	588	28	—	—	616
Accounts payable	—	2,362	37	(912)	—	1,487
Accrued expenses	—	6,871	7	(352)	—	6,526
Liability from real estate inventories not owned	—	(1,250)	—	—	—	(1,250)

Net cash (used in) provided by operating activities	—	(14,494)	2,546	67,937	—	55,989

Investing activities
Purchases of property and equipment	—	(24)	(13)	(16)	—	(53)
Investments in subsidiaries	—	(3,837)	—	—	3,837	—

Net cash (used in) provided by investing activities	—	(3,861)	(13)	(16)	3,837	(53)

Financing activities
Principal payments on notes payable	—	(4,157)	—	(58,400)	—	(62,557)
Payment of preferred stock dividends	—	(1,114)	—	—	—	(1,114)
Noncontrolling interest contributions (distributions), net	—	—	—	1,648	—	1,648
Advances to affiliates	—	—	1	(3,306)	3,305	—
Intercompany receivables/payables	—	19,087	(2,530)	(9,415)	(7,142)	—

Net cash provided by (used in) financing activities	—	13,816	(2,529)	(69,473)	(3,837)	(62,023)

Net (decrease) increase in cash and cash equivalents	—	(4,539)	4	(1,552)	—	(6,087)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$71,619	$56	$2,770	$—	$74,445

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net income (loss)	$228,383	$228,408	$154	$11,471	$(239,919)	$228,497
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	—	583	3	—	—	586
Reorganization items:
Cancellation of debt	—	(298,831)	—	—	—	(298,831)
Plan implementation and fresh start adjustments	—	62,553	—	(13,251)	—	49,302
Writeoff of deferred loan costs	—	8,258	—	—	—	8,258
Equity in loss of subsidiaries	(228,383)	(11,536)	—	—	239,919	—
Net changes in operating assets and liabilities:
Receivables	—	922	8	11	—	941
Real estate inventories—owned	—	(4,924)	—	(2,123)	—	(7,047)
Real estate inventories—not owned	—	1,250	—	—	—	1,250
Other assets	—	203	3	—	—	206
Accounts payable	—	4,144	14	460	—	4,618
Accrued expenses	—	(3,418)	(1)	(432)	—	(3,851)
Liability from real estate inventories not owned	—	(1,250)	—	—	—	(1,250)

Net cash (used in) provided by operating activities	—	(13,638)	181	(3,864)	—	(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment for deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest (distributions) contributions, net	—	—	—	(72)	—	(72)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Nine Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net (loss) income	$(62,030)	$(61,906)	$(391)	$(1,575)	$63,930	$(61,972)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	178	38	—	—	216
Impairment loss on real estate assets		24,896				24,896
Equity in income of unconsolidated joint ventures	—	(3,605)	—	—	—	(3,605)
Equity in loss of subsidiaries	62,030	1,900	—	—	(63,930)	—
Net changes in operating assets and liabilities:
Restricted cash	—	139	—	—	—	139
Receivables	—	355	5	(413)	—	(53)
Real estate inventories— owned	—	4,582	—	—	—	4,582
Other assets	—	(3,913)	(7)	(2)	—	(3,922)
Accounts payable	—	2,254	31	523	—	2,808
Accrued expenses	—	(2,371)	25	277	—	(2,069)

Net cash (used in) provided by operating activities	—	(37,491)	(299)	(1,190)	—	(38,980)

Investing activities
Investment in and advances to unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	627	(38)	(669)	—	(80)
Investments in subsidiaries	—	29,075	—	—	(29,075)	—

Net cash provided by (used in) investing activities	—	31,137	(38)	(669)	(29,075)	1,355

Financing activities
Principal payments on notes payable	—	(26,604)	—	16,499	—	(10,105)
Payment for deferred loan costs	—	2,689	—	—	—	2,689
Noncontrolling interest (distributions) contributions, net	—	—	—	(1,387)	—	(1,387)
Advances to affiliates	—	—	(3)	(40,905)	40,908	—
Intercompany receivables/payables	—	(15,984)	296	27,521	(11,833)	—

Net cash (used in) provided by financing activities	—	(39,899)	293	1,728	29,075	(8,803)

Net (decrease) increase in cash and cash equivalents	—	(46,253)	(44)	(131)	—	(46,428)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$23,246	$87	$1,525	$—	$24,858

Note 7—Notes Payable and Senior Notes

Notes payable and Senior Notes consist of the following (in thousands):

	December 31,
	2011	2010
Notes payable:
Construction notes payable	$74,009	$30,541

Senior Notes:
Senior Secured Term Loan due October 20, 2014	206,000	206,000
7 5/8% Senior Notes due December 15, 2012(1)	66,704	66,704
10 3/4% Senior Notes due April 1, 2013(1)	138,912	138,619
7 1/2% Senior Notes due February 15, 2014(1)	77,867	77,867

Total Senior Notes	489,483	489,190

Total notes payable and Senior Notes	$563,492	$519,731

(1)	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

During the year ended December 31, 2011, the Company incurred interest related to the above debt of $61.4 million and capitalized $36.9 million, resulting in net interest expense of $24.5 million on the accompanying consolidated statement of operations. During the year ended December 31, 2010, the Company incurred interest related to the above debt of $62.8 million and capitalized $39.1 million, resulting in net interest expense of $23.7 million on the accompanying consolidated statement of operations. During the year ended December 31, 2009, the Company incurred interest related to the above debt of $48.8 million and capitalized $12.9 million, resulting in net interest expense of $35.9 million on the accompanying consolidated statement of operations.

Maturities of the notes payable and Senior Notes are as follows. The maturities in this table are based on the amended terms of the notes in accordance with the Company’s reorganization:

Year Ended December 31,	(in thousands)
2012	$60,695
2013	10,999
2014	2,000
2015	235,800
2016	—

Term Loan (Predecessor)

William Lyon Homes, Inc., a California corporation and wholly-owned subsidiary of the Company (“California Lyon”) is a party to a Senior Secured Term Loan Agreement (the “Term Loan Agreement”), dated October 20, 2009, with ColFin WLH Funding, LLC, as Administrative Agent (“Admin Agent”), ColFin WLH Funding, LLC, as Initial Lender and Lead Arranger (“ColFin”) and the other Lenders who may become assignees of ColFin (collectively, with ColFin, the “Lenders”). As of December 31, 2011, the Term Loan outstanding balance was $206.0 million.

The Term Loan Agreement provides for a first lien secured loan of $206.0 million, secured by substantially all of the assets of California Lyon, the Company (excluding stock in California Lyon) and certain wholly-owned subsidiaries. The Term Loan is guaranteed by the Company.

Under the Term Loan Agreement, California Lyon is restricted from future borrowings, and, if necessary, will be required to repay existing borrowings in order to maintain required loan-to-value ratios such that: (i) the aggregate amount of outstanding loans under the Term Loan Agreement may not exceed 60% of the aggregate value of the properties securing the facility, with valuation based on the lower of appraised value (if any) and discounted net present value of the cash flows, and (ii) the aggregate amount of secured debt may not exceed 60% of the aggregate value of the properties owned by California Lyon and its subsidiaries, with valuation based on the lower of appraised value (if any) and discounted net present value of the cash flows. California Lyon is currently in compliance with the above requirements.

The Term Loan had interest at a rate of 14.0% and was scheduled to mature on October 20, 2014. However, California Lyon has also agreed that, upon any repayment of any portion of the principal amount under the Term Loan (whether or not at maturity), California Lyon will also pay an exit fee equal to the difference (if positive) between (x) the interest that would have been accrued and been then payable on the repaid portion if the interest rate under the Term Loan Agreement were 15.625% and (y) the internal rate of return realized by the Lenders on such repaid portion, taking into account all cash amounts actually received by the Lenders with respect thereto, including the loan fee and interest payments, other than any make whole payments described below. Based on the current outstanding balance of the Term Loan, interest payments are $28.8 million annually.

Upon any prepayment of any portion of the Term Loan prior to its scheduled maturity (other than any prepayment required in connection with a payment of all or any portion of the outstanding principal balance of any of the Indentures), the Term Loan Agreement provides that California Lyon to make a “make whole payment” equal to an amount, if positive, of the present value of all future payments of interest which would become due with respect to such prepaid amount from the date of prepayment thereof through and including the maturity date, discounted at a rate of 14%.

The Term Loan Agreement requires that the Company’s Minimum Tangible Net Worth (as defined therein) not fall below $75.0 million at the end of any two consecutive fiscal quarters. The Term Loan Agreement also contains covenants that limit the ability of California Lyon and the Company to, without prior approval from Lenders, among other things: (i) incur liens; (ii) incur additional indebtedness; (iii) transfer or dispose of assets; (iv) merge, consolidate or alter their line of business; (v) guarantee obligations; (vi) engage in affiliated party transactions; (vii) declare or pay dividends or make other distributions or repurchase stock; (viii) make advances, loans or investments; (ix) repurchase debt (including under the indentures governing the Senior Notes); and (x) engage in change-of-control transactions.

The Term Loan Agreement contains customary events of default, including, without limitation, failure to pay when due amounts in respect of the loan or otherwise under the Term Loan Agreement; failure to comply with certain agreements or covenants contained in the Term Loan Agreement for a period of 10 days (or, in some cases, 30 days) after the administrative agent’s notice of such non-compliance; acceleration of more than $10.0 million of certain other indebtedness; and certain insolvency and bankruptcy events.

Under the Term Loan, the Company is required to comply with a number of covenants, the most restrictive of which require the Company to maintain:

•	A tangible net worth, as defined, of at least $75.0 million;

•

A minimum borrowing base such that the indebtedness under the Term Loan does not exceed 60% of the Borrowing Base, with the “Borrowing Base” being calculated as (1) the discounted cash flows of each project securing the loan (collateral value), plus (2) restricted cash and (3) escrow proceeds receivable, as defined;

•

Total secured indebtedness (including the indebtedness under the Term Loan and under all other Construction Notes payable) less than or equal to the Maximum Permitted Secured Indebtedness under the Term Loan Agreement.

•	Excluded Assets Test

As of December 31, 2010, the Company’s Tangible Net Worth was $13.0 million, after recording non-cash impairment charges of $111.9 million during the year ended December 31, 2010. In order to avoid breaching these covenants and obligations, and thereby causing defaults and cross-defaults, the Company completed a series of transactions to provide for financial covenant relief. The Company obtained Waiver No. 1 on April 20, 2011, from the lender of the Term Loan, which waived the Lender’s rights to enforce their remedies for breach of the tangible net worth covenant until July 19, 2011. On July 18, prior to Waiver No. 1 expiring, the Company then obtained a similar waiver by entering the Waiver No. 2, which terminated September 16, 2011. The Company then obtained a similar waiver, the Waiver No. 3 on September 15, 2011. Such waiver was extended pursuant to the Amendment to Waiver No. 3 on October 7, 2011 and finally terminated on October 27, 2011.

Based on the factors discussed above, the Company was in technical default of the term loan as of December 31, 2011, due to (a) expiration of the tangible net worth covenant waiver on October 27, 2011 and (b) a cross default under the senior notes indentures, as described below. However, in connection with the reorganization, the loan was amended as described below.

Amended Term Loan (Successor)

The Amended Term Loan will consist of a loan in the initial aggregate principal amount of $235.0 million. The terms of the Amended Term Loan will amend and restate the terms of the Term Loan Agreement to, among other things: (i) extend the maturity of the Term Loan Agreement to January 31, 2015, (ii) reduce the interest rate to 10 1/4% per annum, and (iii) eliminate or modify certain financial covenants, whereas only the Borrowing Base Covenant, described in the section above, remains, with an adjustment to the Borrowing Base rate that brings it to 67.5% in 2012, 65% in 2013 and 60% through maturity.

The obligations of Reorganized California Lyon under the Amended Term Loan will be guaranteed by Reorganized Parent and such other guarantors. The obligations of (a) California Lyon under the Amended Term Loan and (b) Parent and the other guarantors under the related guarantees will be secured by, among other things, a first priority lien on and security interest in substantially all of the properties and assets of California Lyon, Parent and the other guarantors, other than specified “Excluded Assets”. In conjunction with the renegotiated Amended Term Loan, the Company paid the lender and it’s agents a $2.35 million restructuring fee on February 24, 2012, and the Company has agreed to pay an administrative fee in connection with the Amended Term Loan Agreement, in an amount equal to 0.10% per annum of the principal amount of the Amended Term Loan, payable quarterly in advance until Maturity.

Senior Notes (Predecessor)

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

7 5/8% Senior Notes

On November 22, 2004, California Lyon issued $150.0 million principal amount of the 7 5/8% Senior Notes. Of the initial $150.0 million, $66.7 million in aggregate principal amount remained outstanding as of December 31, 2011, due to redemptions as described below.

Interest on the 7 5/8% Senior Notes is payable semi-annually on December 15 and June 15 of each year. Based on the current outstanding principal amount of the 7 5/8% Senior Notes, the Company’s semi-annual interest payments were $2.5 million.

10 3/4% Senior Notes

On March 17, 2003, California Lyon issued $250.0 million of the 10 3/4% Senior Notes at a price of 98.493% to the public, resulting in net proceeds to the Company of approximately $246.2 million. The redemption price reflected a discount to yield 11% under the effective interest method, and the notes have been reflected net of the unamortized discount in the consolidated balance sheet. Of the initial $250.0 million, $138.9 million aggregate principal amount remained outstanding as of December 31, 2011, due to redemptions as described below.

Interest on the 10 3/4% Senior Notes is payable on April 1 and October 1 of each year. Based on the current outstanding principal amount of the 10 3/4% Senior Notes, the Company’s semi-annual interest payments are $7.4 million.

10 3/4% Senior Notes Indenture Interest Payment Default

On October 31, 2011, California Lyon did not make the scheduled interest payment on the 10 3/4% Senior Notes within the 30-day grace period specified in the 10 3/4% Senior Notes Indenture, resulting in an event of default under the 10 3/4% Senior Notes Indenture, and a cross-default under the Term Loan Agreement. In the event that Holders of the 10 3/4% Senior Notes exercised their right to accelerate the 10 3/4% Senior Notes, a cross-default under the other Prepetition Indentures would have resulted. Since the Company was in negotiations with certain holders of the Senior Notes to reorganize and restructure the debt of the Company, the 10 3/4% Senior Notes were not accelerated.

7 1/2% Senior Notes

On February 6, 2004, California Lyon issued $150.0 million principal amount of the 7 1/2% Senior Notes, resulting in net proceeds to the Company of approximately $147.6 million. Of the initial $150.0 million, $77.9 million aggregate principal amount remained outstanding as of December 31, 2011, due to redemptions as described below.

Interest on the 7 1/2% Senior Notes is payable on February 15 and August 15 of each year. Based on the current outstanding principal amount of 7 1/2% Senior Notes, the Company’s semi-annual interest payments are $2.9 million.

General Terms of the Senior Notes

The Senior Notes were senior unsecured obligations of California Lyon and were unconditionally guaranteed on a senior unsecured basis by the Company, and by all of the Company’s existing and certain of its future restricted subsidiaries. The Senior Notes and the guarantees rank senior to all of the Company’s and the guarantors’ debt that is expressly subordinated to the Senior Notes and the guarantees, but are effectively subordinated to all of the Company’s and the guarantors’ senior secured indebtedness to the extent of the value of the assets securing that indebtedness.

Upon a change of control as described in the respective indentures governing the Senior Notes (the “Senior Notes Indentures”), California Lyon would have been required to offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest, if any.

Under the Senior Notes Indentures, if the Company’s consolidated tangible net worth fell below $75.0 million for any two consecutive fiscal quarters, California Lyon would have been required to make an offer to purchase up to 10% of each class of Senior Notes originally issued at a purchase price equal to 100% of the principal amount, plus accrued and unpaid interest, if any. Any such offer to purchase must be made within 65 days after the second quarter ended for which the Company’s tangible net worth is less than $75.0 million. However, California Lyon may reduce the principal amount of the notes to be purchased by the aggregate principal amount of all notes previously redeemed.

The Company had determined and calculated that California Lyon’s redemptions of Senior Notes during the period from 2008 to 2010 would reduce California Lyon’s repurchase obligations, as follows: California Lyon would not be obligated to repurchase any of the 7 5/8% Senior Notes, as a result of California Lyon’s previous redemption of $83.3 million in aggregate principal amount of the 7 5/8% Senior Notes; California Lyon would not be obligated to repurchase any of the 10 3/4% Senior Notes, as a result of California Lyon’s previous redemption of $110.7 million in aggregate principal amount of the 10 3/4% Senior Notes; and California Lyon would not be obligated to repurchase any of the 7 1/2% Senior Notes, until March 13, 2013, at which time the Company would be required to offer to purchase $2.9 million of principal outstanding, as a result of California Lyon’s previous redemption of $72.1 million in aggregate principal amount of the 7 1/2% Senior Notes.

California Lyon is 100% owned by the Company. Each subsidiary guarantor is 100% owned by California Lyon or the Company. All guarantees of the Senior Notes are full and unconditional and all guarantees are joint and several. There are no significant restrictions under the Senior Notes Indentures on the ability of the Company or any guarantor to obtain funds from subsidiaries by dividend or loan.

The Senior Notes Indentures contain covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries (other than California Lyon) to pay dividends; (vii) enter into transactions with affiliates; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Senior Notes Indentures.

Restructured Senior Notes (Successor)

In conjunction with the Plan, as discussed in Note 2, the Company and certain of its subsidiaries consummated the principal transactions contemplated by the Plan, including the issuance of 44,793,255 shares of new Class A Common Stock, $0.01 par value per share, or Class A Common Stock, and $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, in exchange for the outstanding principal due on the outstanding 7 5/8% Senior Notes due 2012, 10 1/4% Senior Notes due 2013 and 7 1/2% Senior Notes due 2014.

12% Senior Subordinated Secured Notes due 2017

The outstanding principal amount of the notes is $75.0 million and mature in February 2017. The Notes are senior subordinated secured obligations of California Lyon and are unconditionally guaranteed on a senior subordinated secured basis by Parent and by certain of Parent’s existing and future restricted subsidiaries. The Notes and the guarantees rank senior to all of California Lyon’s and the guarantors’ debt that is expressly subordinated to the Notes and the guarantees, but are subordinated to all of the Company’s and the guarantors’ indebtedness under the Amended Term Loan Agreement, and effectively subordinated to any future secured indebtedness of California Lyon and the guarantors that is secured on a first-lien basis, to the extent of the value of the assets securing that indebtedness.

Cash interest of 8% on the outstanding principal amount of the Notes, or $6 million per year, is due in semi-annual installments in arrears on June 15 and December 15 of each year. The remaining interest of 4% on the outstanding principal amount of the Notes is payable in kind semi-annually in arrears by increasing the principal amount of the Notes. The Notes are redeemable at the option of California Lyon at any time, in whole or in part, at a redemption price equal to 100% of the principal amount redeemed, plus accrued and unpaid interest, if any. All guarantees of the Notes are full and unconditional and all guarantees are joint and several. There are no significant restrictions under the indenture governing the Notes, on the ability of the Company or any guarantor to obtain funds from subsidiaries by dividend or loan.

The Indenture contains covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur certain additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries (other than California Lyon) to pay dividends; (vii) enter into transactions with affiliates; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Indenture. In addition, there is no prepayment penalty associated with the Notes.

GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following audited consolidating financial information includes:

(1) Consolidating balance sheets as of December 31, 2011 and 2010; consolidating statements of operations for the years ended December 31, 2011, 2010 and 2009; and consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009, of (a) William Lyon Homes, as the parent, (b) William Lyon Homes, Inc., as the subsidiary issuer, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) William Lyon Homes, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate William Lyon Homes, as the parent, with William Lyon Homes, Inc. and its guarantor and non-guarantor subsidiaries.

William Lyon Homes owns 100% of all of its guarantor subsidiaries and all guarantees are full and unconditional, joint and several. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries as of December 31, 2011.

CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs	—	8,810	—	—	—	8,810
Other assets	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND (DEFICIT) EQUITY
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821
(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONSOLIDATING BALANCE SHEET

December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,499	$131	$1,656	$—	$71,286
Restricted cash	—	641	—	—	—	641
Receivables	—	15,034	316	3,149	—	18,499
Real estate inventories
Owned	—	478,010	—	10,896	—	488,906
Not owned	—	55,270	—	—	—	55,270
Deferred loan costs	—	12,404	—	—	—	12,404
Other assets	—	1,842	156	—	—	1,998
Investments in subsidiaries	13,814	3,286	—	—	(17,100)	—
Intercompany receivables	—	—	203,480	12	(203,492)	—

Total assets	$13,814	$635,986	$204,083	$15,713	$(220,592)	$649,004

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$6,221	$27	$656	$—	$6,904
Accrued expenses	—	41,435	216	71	—	41,722
Liabilities from inventories not owned	—	55,270	—	—	—	55,270
Notes payable	—	30,541	—	—	—	30,541
Senior Secured Term Loan	—	206,000	—	—	—	206,000
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,619	—	—	—	138,619
7 1/2% Senior Notes	—	77,867	—	—	—	77,867
Intercompany payables	—	203,355	—	137	(203,492)	—

Total liabilities	—	826,012	243	864	(203,492)	623,627
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	13,814	(190,026)	203,840	3,286	(17,100)	13,814
Noncontrolling interest	—	—	—	11,563	—	11,563

Total liabilities and equity (deficit)	$13,814	$635,986	$204,083	$15,713	$(220,592)	$649,004

CONSOLIDATING STATEMENT OF OPERATIONS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$176,992	$19,954	$10,109	$—	$207,055
Construction services	—	19,768	—	—	—	19,768
Management fees	—	468	—	—	(468)	—

	—	197,228	19,954	10,109	(468)	226,823

Operating costs
Cost of sales	—	(162,148)	(18,225)	(8,818)	468	(188,723)
Impairment loss on real estate assets	—	(70,742)	—	(57,572)	—	(128,314)
Construction services	—	(18,164)	—	—	—	(18,164)
Sales and marketing	—	(14,528)	(1,318)	(1,002)	—	(16,848)
General and administrative	—	(22,070)	(340)	(1)	—	(22,411)
Other	—	(2,979)	—	(1,004)	—	(3,983)

	—	(290,631)	(19,883)	(68,397)	468	(378,443)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
(Loss) income from subsidiaries	(193,330)	(59,588)	—	—	252,918	—

Operating (loss) income	(193,330)	(149,386)	71	(58,288)	252,918	(148,015)
Interest expense, net of amounts capitalized	—	(23,639)	—	(890)	—	(24,529)
Other income (expense), net	—	1,018	(131)	(49)	—	838

(Loss) income before reorganization items	(193,330)	(172,007)	(60)	(59,227)	252,918	(171,706)
Reorganization items	—	(21,182)	—	—	—	(21,182)

(Loss) income before provision for income taxes	(193,330)	(193,189)	(60)	(59,227)	252,918	(192,888)
Provision for income taxes	—	(10)	—	—	—	(10)

Net (loss) income	(193,330)	(193,199)	(60)	(59,227)	252,918	(192,898)
Less: Net income from noncontrolling interest	—	—	—	(432)	—	(432)

Net (loss) income attributable to William Lyon Homes	$(193,330)	$(193,199)	$(60)	$(59,659)	$252,918	$(193,330)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$263,864	$16,595	$3,610	$—	$284,069
Construction services	—	10,629	—	—	—	10,629
Management fees	—	165	—	—	(165)	—

	—	274,658	16,595	3,610	(165)	294,698

Operating costs
Cost of sales	—	(228,542)	(16,167)	(1,633)	165	(246,177)
Impairment loss on real estate assets	—	(111,860)	—	—	—	(111,860)
Construction services	—	(7,805)	—	—	—	(7,805)
Sales and marketing	—	(17,953)	(1,208)	(585)	—	(19,746)
General and administrative	—	(24,795)	(313)	(21)	—	(25,129)
Other	—	(2,740)	—	—	—	(2,740)

	—	(393,695)	(17,688)	(2,239)	165	(413,457)

Equity in income of unconsolidated joint ventures	—	916	—	—	—	916

(Loss) income from subsidiaries	(136,786)	(1,053)	12	—	137,827	—

Operating (loss) income	(136,786)	(119,174)	(1,081)	1,371	137,827	(117,843)
Gain on retirement of debt	—	5,572	—	—	—	5,572
Interest expense, net of amounts capitalized	—	(23,653)	—	—	—	(23,653)
Other income (expense), net	—	280	(235)	12	—	57

(Loss) income before benefit from income taxes	(136,786)	(136,975)	(1,316)	1,383	137,827	(135,867)
Benefit from income taxes	—	412	—	—	—	412

Net (loss) income	(136,786)	(136,563)	(1,316)	1,383	137,827	(135,455)
Less: net income from noncontrolling interest	—	—	—	(1,331)	—	(1,331)

Net (loss) income attributable to William Lyon Homes	$(136,786)	$(136,563)	$(1,316)	$52	$137,827	$(136,786)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2009

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$229,854	$39,619	$5,621	$—	$275,094
Construction services	—	34,149	—	—	—	34,149
Management fees	—	1,127	—	—	(1,127)	—

	—	265,130	39,619	5,621	(1,127)	309,243

Operating costs
Cost of sales	—	(308,639)	(38,142)	(5,472)	1,127	(351,126)
Impairment loss on real estate assets	—	(45,269)	—	—	—	(45,269)
Construction services	—	(28,486)	—	—	—	(28,486)
Sales and marketing	—	(14,820)	(2,308)	(508)	—	(17,636)
General and administrative	—	(20,733)	(276)	(18)	—	(21,027)
Other	—	(6,496)	(84)	—	—	(6,580)

	—	(424,443)	(40,810)	(5,998)	1,127	(470,124)

Equity in loss of unconsolidated joint ventures	—	(420)	—	—	—	(420)

(Loss) income from subsidiaries	(20,525)	(4,780)	(411)	—	25,716	—

Operating (loss) income	(20,525)	(164,513)	(1,602)	(377)	25,716	(161,301)
Gain on retirement of debt	—	78,144	—	—	—	78,144
Interest expense, net of amounts capitalized	—	(35,902)	—	—	—	(35,902)
Other income (expense), net	—	1,159	(4,990)	29	—	(3,802)

(Loss) income before benefit from income taxes	(20,525)	(121,112)	(6,592)	(348)	25,716	(122,861)
Benefit from income taxes	—	101,908	—	—	—	101,908

Net (loss) income	(20,525)	(19,204)	(6,592)	(348)	25,716	(20,953)
Less: net loss from noncontrolling interest	—	—	—	428	—	428

Net (loss) income attributable to William Lyon Homes	$(20,525)	$(19,204)	$(6,592)	$80	$25,716	$(20,525)

CONSOLIDATING STATEMENT OF CASH FLOWS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(193,330)	$(193,199)	$(60)	$(59,227)	$252,918	$(192,898)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	3,827	48	—	—	3,875
Impairment loss on real estate assets	—	70,742	—	57,572	—	128,314
Equity in (income) loss of unconsolidated joint ventures	—	(3,605)	—	—	—	(3,605)
Loss on disposition of fixed asset	—	—	83	—	—	83
Equity in loss of subsidiaries	193,330	59,588	—	—	(252,918)	—
Provision for income taxes	—	10	—	—	—	10
Net changes in operating assets and liabilities:
Restricted cash	—	(211)	—	—	—	(211)
Receivables	—	5,137	6	(376)	—	4,767
Real estate inventories — owned	—	184,422	—	(166,271)	—	18,151
Other assets	—	(4,417)	(3)	(2)	—	(4,422)
Accounts payable	—	(2,225)	11	692	—	(1,522)
Accrued expenses	—	6,688	2	1,117	—	7,807
Reorganization items:
Accrued professional fees	—	1,000	—	—	—	1,000

Net cash provided by (used in) operating activities	—	127,757	87	(166,495)	—	(38,651)

Investing activities
Distributions from unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	725	(131)	(722)	—	(128)
Investments in subsidiaries	—	29,412	—	—	(29,412)	—

Net cash provided by (used in) investing activities	—	31,572	(131)	(722)	(29,412)	1,307

Financing activities
Principal payments on notes payable, net	—	(82,531)	—	70,999	—	(11,532)
Noncontrolling interest (distributions) contributions, net	—	—	—	(2,349)	—	(2,349)
Advances to affiliates	—	—	(3)	(29,341)	29,344	—
Intercompany receivables/payables	—	(131,964)	(37)	131,933	68	—

Net cash (used in) provided by financing activities	—	(214,495)	(40)	171,242	29,412	(13,881)

Net (decrease) increase in cash and cash equivalents	—	(55,166)	(84)	4,025	—	(51,225)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$14,333	$47	$5,681	$—	$20,061

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(136,786)	$(136,563)	$(1,316)	$1,383	$137,827	$(135,455)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	3,626	92	—	—	3,718
Impairment loss on real estate assets	—	111,860	—	—	—	111,860
Equity in income of unconsolidated joint ventures	—	(916)	—	—	—	(916)
Equity in loss of subsidiaries	136,786	1,053	(12)	—	(137,827)	—
Gain on retirement of debt	—	(5,572)	—	—	—	(5,572)
Loss on sale of fixed asset	—	—	122	—	—	122
Benefit from income taxes	—	(412)	—	—	—	(412)
Net changes in operating assets and liabilities:
Restricted cash	—	3,711	—	—	—	3,711
Receivables	—	(2,435)	4	226	—	(2,205)
Income tax refund receivable	—	107,401	—	—	—	107,401
Real estate inventories-owned	—	(63,655)	—	(2,662)	—	(66,317)
Other assets	—	15,837	61	—	—	15,898
Accounts payable	—	(2,693)	(15)	(1,434)	—	(4,142)
Accrued expenses	—	(3,379)	(181)	(12)	—	(3,572)

Net cash provided by (used in) operating activities	—	27,863	(1,245)	(2,499)	—	24,119

Investing activities
Investments in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	4,183	—	—	—	4,183
Purchases of property and equipment	—	101	(165)	—	—	(64)
Investment in subsidiaries	—	(361)	12	—	349	—

Net cash provided by (used in) investing activities	—	3,729	(153)	—	349	3,925

Financing activities
Proceeds from borrowings on notes payable, net	—	7,087	—	—	—	7,087
Principal payments on notes payable, net	—	(52,797)	—	—	—	(52,797)
Net cash paid for repurchase of Senior Notes	—	(31,268)	—	—	—	(31,268)
Noncontrolling interest (distributions) contributions, net	—	—	—	2,633	—	2,633
Intercompany receivables/payables	—	(362)	1,437	37	(1,112)	—
Advances to affiliates	—	—	(19)	(744)	763	—

Net cash (used in) provided by financing activities	—	(77,340)	1,418	1,926	(349)	(74,345)

Net (decrease) increase in cash and cash equivalents	—	(45,748)	20	(573)	—	(46,301)
Cash and cash equivalents at beginning of year	—	115,247	111	2,229	—	117,587

Cash and cash equivalents at end of year	$—	$69,499	$131	$1,656	$—	$71,286

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2009

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(20,525)	$(19,204)	$(6,592)	$(348)	$25,716	$(20,953)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	2,266	947	—	—	3,213
Impairment loss on real estate assets	—	45,269	—	—	—	45,269
Equity in loss of unconsolidated joint ventures	—	420	—	—	—	420
Equity in loss of subsidiaries	20,525	4,780	411	—	(25,716)	—
Gain on retirement of debt	—	(78,144)	—	—	—	(78,144)
Loss on sale of fixed asset	—	—	3,009	—	—	3,009
Benefit from income taxes	—	(101,908)	—	—	—	(101,908)
Net changes in operating assets and liabilities:
Restricted cash	—	727	—	—	—	727
Receivables	—	482	13,483	5,914	—	19,879
Income tax refund receivable	—	41,615	—	—	—	41,615
Real estate inventories-owned	—	121,941	—	8,495	—	130,436
Other assets	—	(8,680)	1,022	—	—	(7,658)
Accounts payable	—	(164)	(252)	(4,869)	—	(5,285)
Accrued expenses	—	(16,811)	(863)	(19)	—	(17,693)

Net cash (used in) provided by operating activities	—	(7,411)	11,165	9,173	—	12,927

Investing activities
Investments in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	840	—	—	—	840
Net proceeds from sale of fixed asset	—	—	2,063	—	—	2,063
Purchases of property and equipment	—	94	(117)	—	—	(23)
Investment in subsidiaries	—	(1,081)	(411)	—	1,492	—

Net cash (used in) provided by investing activities	—	(341)	1,535	—	1,492	2,686

Financing activities
Proceeds from borrowings on notes payable, net	—	102,115	11,352	—	—	113,467
Principal payments on notes payable, net	—	(170,097)	(17,621)	—	—	(187,718)
Net cash paid for repurchase of Senior Notes	—	(76,991)	—	—	—	(76,991)
Proceeds from Senior Secured Term Loan	—	193,904	—	—	—	193,904
Noncontrolling interest (distributions) contributions, net	—	—	—	(7,705)	—	(7,705)
Intercompany receivables/payables	—	14,783	(9,116)	(294)	(5,373)	—
Advances to affiliates	—	—	(102)	(3,779)	3,881	—

Net cash provided by (used in) financing activities	—	63,714	(15,487)	(11,778)	(1,492)	34,957

Net increase (decrease) in cash and cash equivalents	—	55,962	(2,787)	(2,605)	—	50,570
Cash and cash equivalents at beginning of year	—	59,285	2,898	4,834	—	67,017

Cash and cash equivalents at end of year	$—	$115,247	$111	$2,229	$—	$117,587

DIP Credit Agreement

Effective as of December 19, 2011, California Lyon entered into that certain Debtor-In-Possession (DIP) Credit Agreement which provided the Company with a debtor-in-possession facility during the Chapter 11 cases. The DIP loan was for a maximum of $30.0 million, and had a stated interest rate of 10.25%. As of December 31, 2011, there were no outstanding amounts under the DIP agreement. In January 2012, the Company borrowed $5.0 million under the facility, which was repaid in full upon confirmation of the Plan.

Construction Notes Payable

As of December 31, 2011, the Company had three construction notes payable with outstanding principal totaling $71.0 million. The first note matured July 1, 2011 and bears interest at rates based on either LIBOR or prime with an interest rate floor of 6.5%. The outstanding principal balance of the note was $9.0 million as of December 31, 2011. Interest is calculated on the average daily balance and is paid following the end of each month. While the Company was previously required to maintain minimum tangible net worth of $90.0 million under this note, the Company and the lender have amended the note to eliminate the tangible net worth covenant in exchange for a principal payment of $2.0 million, which was made in April 2011. During the second quarter, the Company negotiated with the lender to extend the maturity of the loan to July 2012 in exchange for a principal payment of $2.0 million, which was paid on July 1, 2011. Additionally, the Company made a principal payment of $0.9 Million in September 2011, which decreased the interest rate floor to 6.0%. During the fourth quarter, the Company negotiated with the lender to extend the maturity of the loan to July 2013 and to decrease the interest rate floor to 5.5%.

The second construction note had a remaining balance at December 31, 2011 of $7.0 million, which will mature in May 2015. The loan bears interest payable monthly at a fixed rate of 12.5%, with quarterly principal payments of $500,000. The interest rate decreases to 10.0% when the principal balance is reduced to $7.5 million.

In October 2011, the Company secured an acquisition note payable in conjunction with the acquisition of a parcel of land in Northern California. The acquisition price of the land was $56.0 million, and the loan was for $55.0 million. The note was scheduled to mature in October 2012, and carried an interest rate of 1.5% per month, which was paid monthly on the loan. In May 2012, the Company sold the parcel of land and repaid the note in full.

Seller Financing

At December 31, 2011, the Company had $3.0 million of notes payable outstanding related to a land acquisition for which seller financing was provided, which is included in notes payable in the accompanying consolidated balance sheet. The seller financing note is due at various dates through 2012 and bears interest at 7.0%. Interest is calculated on the principal balance outstanding and is accrued and paid to the seller at the time each residential unit is closed. In addition, the Company makes an annual interest payment on the outstanding principal balance related to any remaining residential units.

Prime Interest Rates

The prime interest rates at December 31, 2011, 2010 and 2009 were 3.25%, 3.25% and 3.25%, respectively. The weighted-average prime interest rates for each of the three years ended December 31, 2011, 2010 and 2009 were 3.25%, 3.25% and 3.25%, respectively.